MANDATORY REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 14, 2019	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 31, 2015
Preferred stock, authorized (in Shares)		5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Issued		610,000	610,000	610,000	200,000
Preferred Stock, Shares Outstanding		610,000	610,000	610,000
Preferred shares convertible average market price rate		71.00%	71.00%
Preferred stock dividends			$ 163,575	$ 32,024
Accrued dividends payable		$ 10,589	$ 2,442	$ 2,945
Amortized utilizing effective interest discount amount (in Dollars)		$ 35,000
Series C Convertible Preferred Stock [Member]
Preferred stock, authorized (in Shares)	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001
Dividend percent	10.00%
Preferred Stock, Shares Issued		103,584	196,083
Preferred Stock, Shares Outstanding		103,584	196,083
Fair value of convertible preferred stock (in Dollars)		$ 103,584	$ 196,083
Preferred shares, description		There were 48,125 shares of Series C Preferred Stock issued for net proceeds of $40,000, and 90,750 shares of Series C Preferred Stock converted to 15,826,550 shares of common stock for the three months ended March 31, 2022.
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Dividend percent	105.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Dividend percent	130.00%
Series C Mandatory Redeemable Convertible Preferred Stocks [Member]
Preferred stock, authorized (in Shares)			1,000,000	1,000,000
Dividend percent	10.00%
Preferred Stock, Shares Issued			239,025	117,200
Preferred Stock, Shares Outstanding			239,025	117,200
Description of conversion of stock			The Holder shall have the right at any time during the period beginning on the date which is six (6) months following the Issuance Date, to convert all or any part of the outstanding Series C Preferred Stock into fully paid and non-assessable shares of Common Stock at the Variable Conversion Price. The “Variable Conversion Price” shall mean 71% multiplied by the Market Price (representing a discount rate of 29%). “Market Price” means the average of the two (2) lowest Trading Prices (as defined here) for the Common Stock during the fifteen (15) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Fair value of convertible preferred stock (in Dollars)			$ 196,083	$ 101,661
Estimated fair value of convertible preferred stock			$ 196,083	$ 101,661
Series C Mandatory Redeemable Convertible Preferred Stocks [Member] | Minimum [Member]
Dividend percent	105.00%
Series C Mandatory Redeemable Convertible Preferred Stocks [Member] | Maximum [Member]
Dividend percent	130.00%
Series C Convertible Preferred Stocks [Member]
Preferred Stock, Shares Issued		103,584	196,084
Preferred Stock, Shares Outstanding		103,584	196,084